THE BULL MOOSE GROWTH FUND


     Since its inception from December 21, 2001 through November 30, 2002, the Bull Moose Growth Fund outperformed the S&P 500 Index and the NASDAQ Composite Index by a substantial margin. During the period, the value of $10,000 investment in the Fund fell only 1.60% to $9,840 versus a decline of 16.99% or $8,301 for the S&P 500 and 23.72% or $ 7,628 for the NASDAQ Composite. Please see the chart and graph below.

                                       Total Return
                                     Since Inception
                                   (December 21, 2001)
Bull Moose Growth Fund                    -1.60%
S&P 500 Index                            -16.99%
NASDAQ Composite Index                   -23.72%



                  Bull Moose     S&P 500      NASDAQ
     12/21/01     10,000.00   10,000.00   10,000.00
     12/31/01     10,000.00   10,031.54   10,024.91
      1/31/02     10,190.00    9,885.14    9,943.70
      2/28/02     10,220.00    9,694.47    8,904.60
      3/31/02     10,430.00   10,058.97    9,493.39
      4/30/02     10,400.00    9,447.84    8,688.16
      5/31/02     10,260.00    9,377.65    8,317.60
      6/30/02     10,010.00    8,709.83    7,535.62
      7/31/02      9,550.00    8,031.14    6,842.33
      8/31/02      9,780.00    8,083.73    6,775.48
      9/30/02      9,260.00    7,205.98    6,042.63
     10/31/02      9,440.00    7,839.61    6,857.26
     11/30/02      9,870.00    8,300.58    7,628.06

     *This chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index, and the NASDAQ Composite Index on December 21, 2001 (commencement of operations) and held through November 30, 2002. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of common stocks. Performance figures reflect the change in value of the stocks in the index and reflect reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown are not annualized and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     Given the fact that the stock market fell for the third consecutive year, which has not occurred in 60 years, we are very pleased with the results.

     The Fund's investment adviser, The Roosevelt Investment Group, formulated a three-fold strategy for the portfolio; Portfolio immunization to give partial protection against severe market downturns by purchasing U.S. Treasury zero-coupon bonds and gold stocks, Clean companies having less risk exposure in a volatile market such as Polaris Industries, UST and Ecolab, Undervalued companies that should be primary beneficiaries of any market upturn reflecting a belief that "through adversity come opportunities." Monsanto and Bunge are some of the names that fall within this category. We believe this strategy enabled the Fund to avoid the major pitfalls of the equity market during the year, while positioning the portfolio for any sustainable market upturn. Given the unstable geopolitical situation and the uncertainties of economic recovery, the Fund will continue this strategy until such time that we see a significant change in investor sentiment.

Bull Moose Growth Fund
Schedule of Investments
November 30, 2002

Common Stocks - 73.97%                                                           Shares            Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 3.03%
Cabot Microelectronics Corp. (a)                                                       400        $  24,140
                                                                                                ------------

Agriculture Chemicals - 1.85%
Scotts Co. (The), Class A (a)                                                          300           14,709
                                                                                                ------------

Biological Products (No Diagnostic Substances) - 2.55%
Serono S.A. (c)                                                                      1,400           20,342
                                                                                                ------------

Cable & Other Pay Television Services - 1.46%
Liberty Media Corp. (a)                                                              1,100           11,616
                                                                                                ------------

Chemical & Allied Products - 1.77%
Monsanto Co.                                                                           800           14,072
                                                                                                ------------

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.02%
Avery Dennison Corp.                                                                   250           16,110
                                                                                                ------------

Crude Petroleum & Natural Gas - 1.11%
Talisman Energy, Inc.                                                                  250            8,815
                                                                                                ------------

Fats & Oils - 0.92%
Bunge Ltd.                                                                             300            7,365
                                                                                                ------------

Gold & Silver Ores - 3.53%
Newmont Mining Corp.                                                                 1,200           28,092
                                                                                                ------------

Hazardous Waste Management - 5.53%
Clean Harbors, Inc. (a)                                                              3,000           44,070
                                                                                                ------------

Hotels & Motels - 1.23%
Fairmont Hotels & Resorts, Inc.                                                        400            9,840
                                                                                                ------------

Industrial Organic Chemicals - 2.90%
International Flavors & Fragrances, Inc.                                               700           23,114
                                                                                                ------------

Measuring & Controlling Devices - 1.17%
Cubic Corp.                                                                            550            9,323
                                                                                                ------------

Meat Packing Plants - 1.22%
ConAgra Foods, Inc.                                                                    400            9,748
                                                                                                ------------

Miscellaneous Transportation Equipment - 2.44%
Polaris Industries, Inc.                                                               300           19,449
                                                                                                ------------

Office Furniture - 1.50%
Miller, Herman Inc.                                                                    600           11,963
                                                                                                ------------

Bull Moose Growth Fund
Schedule of Investments
November 30, 2002

Common Stocks -continued - 73.97%                                                Shares            Value

Pharmaceutical Preparations - 2.83%
Allergan, Inc.                                                                         200           11,758
IVAX Corp.  (a)                                                                        800           10,808
                                                                                                ------------
                                                                                                ------------
                                                                                                     22,566
                                                                                                ------------

Photographic Equipment & Supplies - 2.19%
IMAX Corp. (a)                                                                       4,000           17,480
                                                                                                ------------

Radiotelephone Communications - 4.18%
NEXTEL Communications, Inc. - Class A (a)                                            1,200           16,440
Vodafone Group Plc. (c)                                                                900           16,875
                                                                                                ------------
                                                                                                ------------
                                                                                                     33,315
                                                                                                ------------

Railroads, Line-Haul Operating - 4.11%
Canadian National Railway Co.                                                          300           12,309
Kansas City Southern Industries, Inc. (a)                                            1,600           20,400
                                                                                                ------------
                                                                                                ------------
                                                                                                     32,709
                                                                                                ------------

Retail - Miscellaneous Shopping Goods Stores - 1.19%
Barnes & Noble, Inc. (a)                                                               400            9,468
                                                                                                ------------

Retail - Radio TV & Consumer Electronics Stores - 2.43%
Best Buy Co., Inc. (a)                                                                 700           19,376
                                                                                                ------------

Retail - Retail Stores - 1.85%
PETsMART, Inc. (a)                                                                     800           14,760
                                                                                                ------------

Rolling Drawing & Extruding of Nonferrous Metals - 0.77%
Quanex Corp.                                                                           200            6,120
                                                                                                ------------

Savings Institutions, Not Federally Chartered - 1.36%
Washington Mutual, Inc.                                                                300           10,794
                                                                                                ------------

Semiconductors & Related Devices - 2.17%
Microchip Technology, Inc.                                                             600           17,256
                                                                                                ------------

Services - Advertising - 2.51%
Doubleclick, Inc. (a)                                                                2,800           19,992
                                                                                                ------------

Services - Racing, Including Track Operation - 1.63%
Magna Entertainment Corp. Class A (a)                                                2,000           12,980
                                                                                                ------------

Services - Skilled Nursing Care Facilities - 0.98%
Manor Care, Inc. (a)                                                                   400            7,792
                                                                                                ------------

Bull Moose Growth Fund
Schedule of Investments
November 30, 2002

Common Stocks -continued - 73.97%                                                Shares            Value

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.62%
Ecolab, Inc.                                                                           100            4,967
                                                                                                ------------

Specialty Cleaning, Polishing and Sanitation Preparations - 0.83%
Clorox Corp.                                                                           150            6,576
                                                                                                ------------

State Commercial Bank - 2.62%
North Fork Bancorporation, Inc.                                                        600           20,886
                                                                                                ------------

Sugar & Confectionary Products - 0.81%
Hershey Foods Corp.                                                                    100            6,439
                                                                                                ------------

Telephone Communications (No Radiotelephone) - 1.90%
IDT Corp. - Class B (a)                                                                850           15,105
                                                                                                ------------

Television Broadcasting Stations - 2.27%
USA Interactive, Inc. (a)                                                              650           18,090
                                                                                                ------------

Tobacco Products - 2.43%
UST, Inc.                                                                              600           19,320
                                                                                                ------------

Wholesale - Professional & Commercial Equipment & Supplies - 0.06%
Advanced Medical Optics, Inc. (a)                                                       44              493
                                                                                                ------------

TOTAL COMMON STOCKS (Cost $575,469)                                                                 589,252
                                                                                                ------------

Rights- 0.03%
Liberty Media Corp. Rights expiring 12/2/02 (a)                                         44              202
                                                                                                ------------

TOTAL RIGHTS (Cost $138)

U.S. Treasury & Agency Obligations - 3.46%                                          Principal Amount
U.S. Treasury Bond (Stripped) 0.0%  11/15/27 (a)                                   110,000           27,590
                                                                                                ------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $26,538)                                              27,590
                                                                                                ------------

Money Market Securities - 23.99%
Huntington Money Market Fund Class A, 0.51%, (Cost $191,104) (b)                   191,104          191,104
                                                                                                ------------

TOTAL INVESTMENTS (Cost $793,249) - 101.45%                                                       $ 808,148
                                                                                                ------------

Liabilities in excess of other assets - (1.45%)                                                     (11,553)
                                                                                                ------------

TOTAL NET ASSETS - 100.0%                                                                         $ 796,595
                                                                                                ============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2002. (c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Statement of Assets and Liabilities
     November 30, 2002


Assets
Investments in securities, at value (cost $793,249)                         $ 808,148
Interest receivable                                                               118
Dividends receivable                                                              322
                                                                         -------------
     Total assets                                                             808,588
                                                                         -------------

Liabilities
Accrued advisory fees                                                             194
Accrued expenses                                                                2,559
Payable for investments purchased                                               9,240
                                                                         -------------
     Total liabilities                                                         11,993
                                                                         -------------

Net Assets                                                                  $ 796,595
                                                                         =============

Net Assets consist of:
Paid in capital                                                               814,409
Accumulated net realized gain (loss) on investments                           (32,713)
Net unrealized appreciation (depreciation) on investments                      14,899
                                                                         -------------

Net Assets, for 80,963 shares                                               $ 796,595
                                                                         =============

Net Asset Value,

Offering price and redemption price per share ($796,595 / 80,963)              $ 9.84
                                                                         =============

See accompanying notes which are an integral part of the financial statements.

 Bull Moose Growth Fund
Statement of Operations
 For the period of December 21, 2001 (commencement of operations) through November 30, 2002

Investment Income
Dividend income                                                                 $ 2,535
Interest income                                                                   3,743
                                                                           -------------
  Total Income                                                                    6,278
                                                                           -------------

Expenses
Investment advisor fee                                                            5,969
Trustee expenses                                                                  2,559
                                                                           -------------
                                                                           -------------
  Total Expenses                                                                  8,528
                                                                           -------------
                                                                           -------------
Net Investment Income (Loss)                                                     (2,250)
                                                                           -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                               (32,713)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      14,899
                                                                           -------------
                                                                           -------------
Net realized and unrealized gain (loss) on investment securities                (17,814)
                                                                           -------------
                                                                           -------------
Net increase (decrease) in net assets resulting from operations               $ (20,064)
                                                                           =============

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Statement of Changes In Net Assets

                                                                          Period ended
Increase (Decrease) in Net Assets                                         11/30/2002 (a)
                                                                          --------------
Operations
  Net investment income (loss)                                                 $ (2,250)
  Net realized gain (loss) on investment securities                             (32,713)
  Change in net unrealized appreciation (depreciation)                           14,899
                                                                          --------------
                                                                          --------------
  Net increase (decrease) in net assets resulting from operations               (20,064)
                                                                          --------------
Distributions
  From net investment income                                                          -
  From net realized gain                                                              -
                                                                          --------------
                                                                          --------------
  Total distributions                                                                 -
                                                                          --------------
Capital Share Transactions
  Proceeds from shares sold                                                     820,939
  Reinvestment of distributions                                                       -
  Amount paid for shares repurchased                                             (4,280)
                                                                          --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                    816,659
                                                                          --------------
                                                                          --------------
Total Increase (Decrease) in Net Assets                                         796,595
                                                                          --------------

Net Assets
  Beginning of period                                                                 -
                                                                          --------------

  End of period                                                               $ 796,595
                                                                          ==============

Capital Share Transactions
  Shares sold                                                                    81,422
  Shares issued in reinvestment of distributions                                      -
  Shares repurchased                                                               (459)
                                                                          --------------

  Net increase (decrease) from capital transactions                              80,963
                                                                          ==============

     (a) For the period December 21, 2001 (commencement of operations) through November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund
Financial Highlights

                                                      Period ended
                                                     Nov. 30, 2002 (c)
                                                   -------------------

Selected Per Share Data
Net asset value, beginning of period                          $ 10.00
                                                   -------------------
Income from investment operations
  Net investment income (loss)                                  (0.04)
  Net realized and unrealized gain (loss)                       (0.12)
                                                   -------------------
                                                   -------------------
Total from investment operations                                (0.16)
                                                   -------------------
Less Distributions to shareholders:
  From net investment income                                     0.00
  From net realized gain                                         0.00
                                                   -------------------
                                                   -------------------
Total distributions                                              0.00
                                                   -------------------

Net asset value, end of period                                 $ 9.84
                                                   ===================

Total Return                                                    (1.60)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $ 797
Ratio of expenses to average net assets                         1.43%   (a)
Ratio of net investment income to
   average net assets                                           (0.38)% (a)
Portfolio turnover rate                                        52.75%

     (a) Annualized.
     (b) For periods of less than a full year, total return is not annualized.
     (c) For the period December 21, 2001 (Commencement of Operations) through November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

                                                 Bull Moose Growth Fund
                                          Notes to Financial Statements
                                                 November 30, 2002


NOTE 1.  ORGANIZATION

     The Bull Moose Growth Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on June 28, 2001 and commenced operations on December 21, 2001. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is long-term capital appreciation.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Adviser the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                                         Bull Moose Growth Fund
                                       Notes to Financial Statements
                                       November 30, 2002 - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES-continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that financial reporting differences relating to shareholder distributions be reclassified to paid in capital.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains The Roosevelt Investment Group, (the "Adviser") to manage the Fund's investments. The Roosevelt Investment Group was founded in 1990 by Arthur Sheer. The Adviser's clients consist primarily of corporations, pensions accounts, non-profits, endowments and high net worth individuals. Arthur Sheer has served as the Chief Executive Officer since he founded the firm in 1990. Arthur Sheer has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period December 21, 2001 (commencement of operations) to November 30, 2002, the Adviser earned a fee of $5,969 from the Fund.

     The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to the distributor during the period ended November 30, 2002. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.


NOTE 4.  INVESTMENTS

     For the period ended November 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $806,150 and $172,878, respectively. As of November 30, 2002, the gross unrealized appreciation for all securities totaled $46,348 and the gross unrealized depreciation for all securities totaled $31,449 for a net unrealized appreciation of $14,899. The aggregate cost of securities for federal income tax purposes at November 30, 2002 was $793,249.

                                         Bull Moose Growth Fund
                                    Notes to Financial Statements
                                    November 30, 2002 - continued


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2002, the combined accounts of Arthur Sheer and family members held 30.87% of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

     At November 30, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $32,713 which expires in 2010. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

     As of November 30, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributable ordinary income/(accumulated losses)                $ (32,713)
Undistributable long-term capital gain                                      0
Unrealized appreciation/(depreciation)                                 14,899
                                                                  ------------
                                                                      $ (17,814)
                                                                  ============

    The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                                      Number of Portfolios
                              Position(s) In Length of in Fund Complex1
Name, Age and Address          Fund Complex      Time Served           Overseen by Trustee
Kenneth D. Trumpfheller2        Trustee           Since 1995                  29
1725 E. Southlake Blvd.
Suite 200
Southlake, Texas 76092
Year of Birth:  1958

        Principal Occupations During Past 5 Years                  Other Directorships Held by Trustee
President and Managing Director of Unified Fund Services, Inc.,               None
the Fund's transfer agent, fund accountant and administrator, since October 2000.  President, Treasurer, and Secretary of
Ameriprime Financial Services, Inc., a fund administrator,
(which merged with Unified Fund Services, Inc.) from 1994
through October 2000.  President, Treasurer and Secretary of
Ameriprime Financial Securities, Inc., the Trust's distributor through December 2000, from 1994 through December 2000.

                                                                            Number of Portfolios
                             Position(s) Held Length of in Fund Complex1
Name, Age and Address           with Trust            Time Served           Overseen by Trustee
Timothy Ashburn3          President and Secretary   Since October 2002            N/A
2424 Harrodsburg Road
Lexington, KY 40503
Year of Birth:  1950

        Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
Chairman of Unified Financial Services, Inc. since 1989 and                    N/A
Chief Executive Officer from 1989 to 1992 and 1994 to April 2002;
President of Unified Financial Services from November 1997 to
April 2000.

                                                                      Number of Portfolios
                            Position(s) In Length of in Fund Complex1
Name, Age and Address        Fund Complex       Time Served           Overseen by Trustee
Thomas G. Napurano       Treasurer and Chief  Since October 2002            N/A
2424 Harrodsburg Road     Financial Officer
Lexington, KY 40503
Year of Birth:  1941

        Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
 Chief Financial Officer and Executive Vice President                            N/A
of Unified Financial Services, Inc., the parent company
of the Trust's administrator and principal underwriter;
member the board of directors of Unified Financial
Services, Inc. from 1989 to March 2002.

     1 The term "fund complex" refers to the AmeriPrime Funds and the Ameriprime
       Advisors Trust.
     2 Mr. Trumpfheller may be deemed to be an "interested person" of the Trust because he is a registered  principal of the Trust's distributor
     3 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman of Unified Financial Services, Inc., the parent of the principal underwriter for the Funds.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                                Number of Portfolios
                                Position(s) Held Length of in Fund Complex1
Name, Age and Address              with Trust           Time Served             Overseen by Trustee
Gary E. Hippenstiel                 Trustee          Trustee since 1995                 29
600 Jefferson Street
Suite 350
Houston, TX 77002
Year of Birth:  1947

        Principal Occupations During Past 5 Years Other Directorships Held by
Trustee Director, Vice President and Chief Investment Officer of Legacy None
Trust Company since 1992.

                                                                               Number of Portfolios
                                Position(s) Held Length of in Fund Complex1
Name, Age and Address              with Trust          Time Served             Overseen by Trustee
Mark W. Muller                     Trustee           Trustee since 2002                 29
5016 Cedar River Tr.
Ft. Worth, TX 76137 Year of Birth: 1964

        Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  President of                None
JAMAR Resources, Inc., a manufacturers representative firm,
September 2001 to present.  Account Manager for SCI, Inc., a custom manufacturer, from April 2002 to September 2001.
Account Manager for Clarion Technologies, a manufacturer
of automotive, heavy truck, and consumer goods, from 1996 to
April 2000.

                                                                                       Number of Portfolios
                                       Position(s) Held Length of in Fund
Complex1
Name, Age and Address                    with Trust             Time Served            Overseen by Trustee
Richard J. Wright, Jr.                    Trustee            Trustee since 2002              29
13532 N. Central Expressway MS 3800
Dallas, TX 75243
Year of Birth:  1962

        Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  Various                     None
positions with Texas Instruments, a technology company, since
1985, including the following:  Program Manager for Semi-
Conductor Business Opportunity Management System, 1998 to
present;  Development Manager for we-based interface, 1999 to present;  Systems Manager for Semi-Conductor Business
Opportunity Management System, 1997 to 1998;  Development
Manager for Acquisition Manager, 1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.


INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
Bull Moose Growth Fund
(a series of AmeriPrime Advisor Trust)

     We have audited the accompanying statement of assets and liabilities of the Bull Moose Growth Fund, including the schedule of portfolio investments, as of November 30, 2002, and the related statement of operations, changes in net assets, and the financial highlights for the period from December 21, 2001 (commencement of operations) to November 30, 2002 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of November 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bull Moose Growth Fund as of November 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from December 21, 2001 (commencement of operations) to November 30, 2002, in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 16, 2002

Dear Fellow Shareholders:

     We are pleased to present to you the financial statements for the RiverGuide Fund, which ended the fiscal year on November 30, 2002. We invite all shareholders to review the management discussion and analysis below for a detailed discussion on the RiverGuide Fund's performance.

     We welcome our new shareholders and look forward to furthering the investment objectives of all our shareholders. As always, your questions and comments are welcome. We appreciate your confidence in the RiverGuide Fund!

Sincerely,



L. Brent Bates

Fund Manager

Management Discussion & Analysis
Investment Results - Fiscal Year Ended November 2002


     As indicated by the following chart, the RiverGuide Fund out performed the S&P 500 by 27% in fiscal Year 2002. Being a diversified index, the S&P 500 is comprised of both growth and value stocks and is regarded by many as the best indicator of overall market performance. Our Fund's objectives are capital appreciation and above market annual return. We attribute our success to our investment strategy of proprietary valuation and timing methods. Further perspective on these results is provided by the commentary that follows:

                                       Total Return
                                     Since Inception
                                    (December 7, 2001)
RiverGuide Fund                           9.40%
S&P 500 Index                            -17.92%



               Riverguide    S&P 500
      12/7/01   10,000.00   10,000.00
     12/31/01   10,000.00    9,919.68
      1/31/02   10,080.00    9,774.92
      2/28/02   10,080.00    9,586.37
      3/31/02    9,910.00    9,946.80
      4/30/02    9,410.00    9,342.49
      5/31/02    9,640.00    9,273.09
      6/30/02    9,690.00    8,612.32
      7/31/02    9,400.00    7,941.23
      8/31/02    9,910.00    7,993.22
      9/30/02    9,980.00    7,125.30
     10/31/02   10,870.00    7,751.84
     11/30/02   10,940.00    8,207.65

     *This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on December 7, 2001 (commencement of operations) and held through November 30, 2002. The S&P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reflect reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


Commentary and Outlook

     2002 was a year when additional declines in the markets continued. We are not convinced that all of the excesses of the previous 20 Year Bull Market have been worked out of the markets yet. We therefore, are very cautious about the coming year and will take the necessary action when opportunities present themselves. We feel like the coming year will likely be one with both up and down periods for the market which provides our investment approach with many opportunities for profit. After all, you generally do not begin a new Bull Market by bouncing off the previous Bear Market's low. In fact, historically there should be a time of basing (continuous side ways market action) before a major Bull Market will begin. Also, historical valuations for the end of a Bear Market, have not been met either.

     Of course, we all know that the market has a mind of its own and can move in a very unpredictable manner. We will therefore, remain diligent in our efforts to reduce risk and any trading losses within the Fund. Our motto of managing "With Keen Eyes and Quick Reflexes" will certainly be necessary in the foreseeable future. We believe that the markets over the last decade have changed relative to numerous factors, including day trading and the information now accessible to individuals, which in turn, has adversely affected the previously accepted methods of trading. In this manner, we believe a more active management is necessary, and our proprietary valuation and timing method will continue to serve us in the days and years ahead.

RiverGuide Fund
Schedule of Investments
November 30, 2002

Common Stocks - 0.00%                                                       Shares                Value

Services-Computer Integrated Systems Design
Scient, Inc. (a)                                                                   62               $      0
                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $176)                                                                            0
                                                                                              ---------------

U.S. Treasury & Agency Obligations - 18.10% Principal Amount U.S. Treasury Bills
0.0% 12/26/02 (c) 1,000,000 999,193
                                                                                              ---------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $998,799)                                             999,193
                                                                                              ---------------

Money Market Securities - 79.36%
Huntington Money Market Fund Class A, .51%, (Cost $4,381,429) (b)           4,381,429              4,381,429
                                                                                              ---------------

TOTAL INVESTMENTS (Cost $5,380,404) - 97.46%                                                     $ 5,380,622
                                                                                              ---------------

Other assets less liabilities - 2.54%                                                                140,365
                                                                                              ---------------

TOTAL NET ASSETS - 100.0%                                                                        $ 5,520,987
                                                                                              ===============

     (a) Non-income producing.
     (b) Variable rate security; the coupon rate shown represents the rate at November 30, 2002.
     (c) Security held in segregated account as collateral for short positions.

See accompanying notes which are an integral part of the financial statements.

RiverGuide Fund
Statement of Assets and Liabilities
     November 30, 2002


Assets
Investments in securities, at value (cost $5,380,404)                              $ 5,380,622
Interest receivable                                                                      2,032
Due from broker                                                                        141,947
Other receivables                                                                        6,845
                                                                             ------------------
     Total assets                                                                    5,531,446
                                                                             ------------------

Liabilities
Accrued advisory fees                                                                   10,100
Accrued expenses                                                                           359
                                                                             ------------------
     Total liabilities                                                                  10,459
                                                                             ------------------

Net Assets                                                                         $ 5,520,987
                                                                             ==================

Net Assets consist of:
Paid in capital                                                                      5,086,917
Accumulated undistributed net realized gain on investments                             433,852
Net unrealized appreciation (depreciation) on investments                                  218
                                                                             ------------------

Net Assets, for 504,812 shares                                                     $ 5,520,987
                                                                             ==================

Net Asset Value,

Offering price and redemption price per share ($5,520,987 / 504,812)                   $ 10.94
                                                                             ==================

See accompanying notes which are an integral part of the financial statements.

RiverGuide Fund
Statement of Operations
For the period December 7, 2001 (commencement of operations) to November 30, 2002

Investment Income
Dividend income                                                                $ 830
Interest income                                                               28,634
                                                                         ------------
  Total Income                                                                29,464
                                                                         ------------

Expenses
Investment advisor fee                                                        94,765
Interest expenses                                                                 67
Trustee expenses                                                               2,559
                                                                         ------------
                                                                         ------------
  Total Expenses                                                              97,391
                                                                         ------------
                                                                         ------------
Net Investment Income (Loss)                                                 (67,927)
                                                                         ------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                           (377,121)
Net realized gain (loss) on short securities                                 146,501
Net realized gain (loss) on option securities                                732,399
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      218
                                                                         ------------
                                                                         ------------
Net realized and unrealized gain (loss) on investment securities             501,997
                                                                         ------------
                                                                         ------------
Net increase (decrease) in net assets resulting from operations            $ 434,070
                                                                         ============

See accompanying notes which are an integral part of the financial statements.

RiverGuide Fund
Statement of Changes In Net Assets

                                                                        Period ended
Increase (Decrease) in Net Assets                                       Nov. 30, 2002  (a)
                                                                       ----------------
Operations
  Net investment income (loss)                                               $ (67,927)
  Net realized gain (loss) on investment securities                            501,779
  Change in net unrealized appreciation (depreciation)                             218
                                                                       ----------------
                                                                       ----------------
  Net increase (decrease) in net assets resulting from operations              434,070
                                                                       ----------------
Distributions
  From net investment income                                                         -
  From net realized gain                                                             -
                                                                       ----------------
                                                                       ----------------
  Total distributions                                                                -
                                                                       ----------------
Capital Share Transactions
  Proceeds from shares sold                                                  5,777,829
  Reinvestment of distributions                                                      -
  Amount paid for shares repurchased                                          (690,912)
                                                                       ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                 5,086,917
                                                                       ----------------
                                                                       ----------------
Total Increase (Decrease) in Net Assets                                      5,520,987
                                                                       ----------------

Net Assets
  Beginning of period                                                                -
                                                                       ----------------

  End of period                                                            $ 5,520,987
                                                                       ================

Capital Share Transactions
  Shares sold                                                                  575,532
  Shares issued in reinvestment of distributions                                     -
  Shares repurchased                                                           (70,720)
                                                                       ----------------

  Net increase (decrease) from capital transactions                            504,812
                                                                       ================


     (a) For the period December 7, 2001 (Commencement of Operations) to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

RiverGuide Fund
Financial Highlights

                                                     Period ended
                                                    Nov. 30, 2002
                                                   -----------------

Selected Per Share Data
Net asset value, beginning of period                        $ 10.00
                                                   -----------------
Income from investment operations
  Net investment income (loss)                                (0.16)
  Net realized and unrealized gain (loss)                      1.10
                                                   -----------------
                                                   -----------------
Total from investment operations                               0.94
                                                   -----------------
Less Distributions to shareholders:
  From net investment income                                   0.00
  From net realized gain                                       0.00
                                                   -----------------
                                                   -----------------
Total distributions                                            0.00
                                                   -----------------

Net asset value, end of period                              $ 10.94
                                                   =================

Total Return                                                  9.40%

Ratios and Supplemental Data
Net assets, end of period (000)                             $ 5,521
Ratio of expenses to average net assets                       2.32%
Ratio of net investment income to
   average net assets                                         (1.62)%
Portfolio turnover rate                                   6,493.00%

     (a) Annualized.
     (b) For periods of less than a full year, total return is not annualized.
     (c) For the period December 7, 2001 (Commencement of Operations) through November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

                                 RiverGuide Fund
                          Notes to Financial Statements
                                November 30, 2002


NOTE 1.  ORGANIZATION

     The RiverGuide Fund (the "Fund") was organized as a non-diversified series of the AmeriPrime Advisors Trust (the "Trust") on July 1, 2001 and commenced operations on December 7, 2001. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is capital appreciation.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Adviser the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that financial reporting differences relating to shareholder distributions be classified to accumulated net realized gains.

                         RiverGuide Fund
                 Notes to Financial Statements
                 November 30, 2002 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Bates Total Asset Management, Inc. (the "Adviser") to manage the Fund's investments. Bates Total Asset Management, Inc. was founded in 1992. The Adviser's clients consist primarily of high net worth individuals and retirement plans. L. Brent Bates has served as the President and Chief Executive Officer since February 1999. Mr. Bates has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period December 7, 2001 (commencement of operations) to November 30, 2002, the Adviser earned a fee of $94,765 from the Fund.

     The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the Officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the distributor during the period ended November 30, 2002. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.


NOTE 4.  INVESTMENTS

     For the period ended November 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $28,000,428 and $27,623,131, respectively. As of November 30, 2002, the gross unrealized appreciation for all securities totaled $394 and the gross unrealized depreciation for all securities totaled $176 for a net unrealized appreciation of $218. The aggregate cost of securities for federal income tax purposes at November 30, 2002 was $5,380,404.


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



                         RiverGuide Fund
                  Notes to Financial Statements
                  November 30, 2002 - continued

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2002, Charles Schwab & Co. held an omnibus account for the benefit of others amounting to more than 99% of the Fund.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

     As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributable ordinary income                    $433,852
Undistributable long-term capital gain                    0
Unrealized appreciation/(depreciation)                  218
                                               -------------
                                                   $434,070
                                               =============

     There were no differences between book basis and tax basis unrealized appreciation.

NOTE 8. SUBSEQUENT EVENT

     On January 3, 2003, the RiverGuide Fund, a series of the Unified Series Trust (the "Successor Fund"), acquired all of the assets and liabilities of the Fund in a tax-free reorganization. Shareholders of the Fund received shares of the Successor Fund in exchange for their Fund shares, and the Fund ceased operations.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

                                                                      Number of Portfolios
                              Position(s) In Length of in Fund Complex1
Name, Age and Address          Fund Complex      Time Served           Overseen by Trustee
Kenneth D. Trumpfheller2        Trustee           Since 1995                  29
1725 E. Southlake Blvd.
Suite 200
Southlake, Texas 76092
Year of Birth:  1958

        Principal Occupations During Past 5 Years                  Other Directorships Held by Trustee
President and Managing Director of Unified Fund Services, Inc.,               None
the Fund's transfer agent, fund accountant and administrator, since October 2000.  President, Treasurer, and Secretary of
Ameriprime Financial Services, Inc., a fund administrator,
(which merged with Unified Fund Services, Inc.) from 1994
through October 2000.  President, Treasurer and Secretary of
Ameriprime Financial Securities, Inc., the Trust's distributor through December 2000, from 1994 through December 2000.

                                                                            Number of Portfolios
                             Position(s) Held Length of in Fund Complex1
Name, Age and Address           with Trust            Time Served           Overseen by Trustee
Timothy Ashburn3          President and Secretary   Since October 2002            N/A
2424 Harrodsburg Road
Lexington, KY 40503
Year of Birth:  1950

        Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
Chairman of Unified Financial Services, Inc. since 1989 and                    N/A
Chief Executive Officer from 1989 to 1992 and 1994 to April 2002;
President of Unified Financial Services from November 1997 to
April 2000.

                                                                      Number of Portfolios
                            Position(s) In Length of in Fund Complex1
Name, Age and Address        Fund Complex       Time Served           Overseen by Trustee
Thomas G. Napurano       Treasurer and Chief  Since October 2002            N/A
2424 Harrodsburg Road     Financial Officer
Lexington, KY 40503
Year of Birth:  1941

        Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
 Chief Financial Officer and Executive Vice President                            N/A
of Unified Financial Services, Inc., the parent company
of the Trust's administrator and principal underwriter;
member the board of directors of Unified Financial
Services, Inc. from 1989 to March 2002.

     1 The term "fund complex" refers to the AmeriPrime Funds and the Ameriprime
       Advisors Trust.
     2 Mr. Trumpfheller may be deemed to be an "interested person" of the Trust because he is a registered  principal of the Trust's distributor
     3 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman of Unified Financial Services, Inc., the parent of the principal underwriter for the Funds.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                                                                Number of Portfolios
                                Position(s) Held Length of in Fund Complex1
Name, Age and Address              with Trust           Time Served             Overseen by Trustee
Gary E. Hippenstiel                 Trustee          Trustee since 1995                 29
600 Jefferson Street
Suite 350
Houston, TX 77002
Year of Birth:  1947

        Principal Occupations During Past 5 Years Other Directorships Held by
Trustee Director, Vice President and Chief Investment Officer of Legacy None
Trust Company since 1992.

                                                                               Number of Portfolios
                                Position(s) Held Length of in Fund Complex1
Name, Age and Address              with Trust          Time Served             Overseen by Trustee
Mark W. Muller                     Trustee           Trustee since 2002                 29
5016 Cedar River Tr.
Ft. Worth, TX 76137 Year of Birth: 1964

        Principal Occupations During Past 5 Years                     Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  President of                None
JAMAR Resources, Inc., a manufacturers representative firm,
September 2001 to present.  Account Manager for SCI, Inc., a custom manufacturer, from April 2002 to September 2001.
Account Manager for Clarion Technologies, a manufacturer
of automotive, heavy truck, and consumer goods, from 1996 to
April 2000.

                                                                                       Number of Portfolios
                                       Position(s) Held Length of in Fund
Complex1
Name, Age and Address                    with Trust             Time Served            Overseen by Trustee
Richard J. Wright, Jr.                    Trustee            Trustee since 2002              29
13532 N. Central Expressway MS 3800
Dallas, TX 75243
Year of Birth:  1962

        Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
Trustee of AmeriPrime Advisors Trust since 1999.  Various                     None
positions with Texas Instruments, a technology company, since
1985, including the following:  Program Manager for Semi-
Conductor Business Opportunity Management System, 1998 to
present;  Development Manager for we-based interface, 1999 to present;  Systems Manager for Semi-Conductor Business
Opportunity Management System, 1997 to 1998;  Development
Manager for Acquisition Manager, 1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.


INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
RiverGuide Fund
(a series of AmeriPrime Advisor Trust)

     We have audited the accompanying statement of assets and liabilities of RiverGuide Fund, including the schedule of portfolio investments, as of November 30, 2002, and the related statement of operations, changes in net assets, and the financial highlights for the period from December 7, 2001 (commencement of operations) to November 30, 2002 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of November 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverGuide Fund as of November 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from December 7, 2001 (commencement of operations) to November 30, 2002, in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 16, 2002